Other Current Assets - Summary of Other Current Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Income taxes recoverable		$ 145	$ 415
Prepaid expenses		340	737
Restricted cash		765
Forward foreign exchange contracts	[1]	21	432
Others		52	15
Other Current Assets		$ 1,323	$ 1,599

[1]	Comparative period reclassified from other payables to match current-period other current asset classification.